CAPITAL STOCK - Common Stock Share Activity (Detail)	1 Months Ended	3 Months Ended		12 Months Ended				1 Months Ended		3 Months Ended	12 Months Ended
	Dec. 29, 2012	Jun. 29, 2013	Jun. 30, 2012	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011	Aug. 01, 2013	Nov. 30, 2012 Call Option [Member]	May 31, 2011 Call Option [Member]	Jun. 29, 2013 Call Option [Member]	Dec. 28, 2013 Call Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option Indexed to Issuer's Equity, Shares								10,094,144	2,448,558	617,037	12,200,000.0
Accelerated Share Repurchases, Initial Delivery of Shares Repurchased	9,345,794	1,608,695
Common Stock Share Activity
Outstanding, beginning of year				159,952,027	169,046,961	166,347,430
Stock Issued During Period, Shares, Other				0	814,693	0
Issued from treasury				3,828,056	3,344,163	2,864,564
Returned to treasury			(3,000,000)	(8,300,853)	(13,253,790)	(165,033)
Outstanding, end of year	159,952,027			155,479,230	159,952,027	169,046,961
Shares subject to the forward share purchase contract	(5,581,400)			0	(5,581,400)	(5,581,400)	(5,581,400)
Outstanding, less shares subject to the forward share purchase contract	154,370,627			155,479,230	154,370,627	163,465,561